Leases - Additional Information (Details) $ in Thousands			6 Months Ended
	Jun. 25, 2024 USD ($) facility	Jun. 25, 2021 USD ($) item	Jun. 30, 2024 USD ($) facility	Jun. 30, 2023 USD ($)	Mar. 09, 2024	Mar. 08, 2024	Dec. 31, 2023 USD ($)	Jul. 30, 2021
Number Of Finance Lease Facility | facility	2		3
Remaining finance lease facility repaid	$ 41,000		$ 42,262	$ 960
Amount of finance lease obligations	$ 0
Advance payment			$ 2,029				$ 6,833
Lease agreement period			24 months					12 months
Option to extend						12 months
Lease, Practical Expedients, Package [true false]		true
Ardmore Sealeader [Member]
Lessor, Operating Lease, Term of Contract					12 months
CMBFL Shandong
Number of subsidiaries | item		2
Gross proceeds		$ 49,000
Transaction fees		$ 1,000